Related Party Debt and Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related Party debt consisted of the following as of:

	September 30, 2016	December 31, 2015
Related party debt, net of unamortized discount of $31,047 and $36,331	$28,953	$23,669
Less: current portion	-	-
Long-term portion, net of unamortized discount	$28,953	$23,669

Related party debt consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Related party debt, net of unamortized discounts of $36,331 and zero	$23,669	$-
Promissory notes payable, convertible, interest at 10% per annum. Due on December 10, 2014 (Predecessor)	-	120,000
	23,669	120,000
Less: current portion	-	(120,000)
Long-term portion, net of unamortized discounts of $121,069 and zero	$23,669	$-